WARRANTS	9 Months Ended
Mar. 31, 2026
Warrants
WARRANTS

NOTE 14 – WARRANTS

On October 31, 2025, the Company entered into a securities purchase agreement (the “Ergon Purchase Agreement”) with Ergon, pursuant to which Ergon purchased a total of 24,943,876 shares (the “Ergon Shares”) of the Company’s common stock and a warrant (the “Warrant”) to purchase 24,943,876 shares of common stock (the “Warrant Shares”), at a combined purchase price of $0.08018 per share (the “Offering Price”), which represents a five percent (5%) discount to the volume-weighted average price of the Company’s common stock for the thirty (30) trading days immediately preceding the closing of the offering of the Ergon Shares and Warrant by the Company to Ergon (the “Offering”). No warrants have been exercised from the date of issuance through March 31, 2026.

The unregistered Warrant is exercisable beginning on October 31, 2025 and expires on October 31, 2030, and was issued in certificated form. The exercise price of $0.08018 per share and number of Warrant Shares issuable upon exercise are subject to customary adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting the common stock, but are not subject to price-based anti-dilution protection.

The Warrant is exercisable in whole or in part for cash, except that if, at the time the holder exercises the Warrant, a registration statement registering the resale of the Warrant Shares under the Securities Act of 1933, as amended (the “Securities Act”), is not then effective or available for the issuance of such Warrant Shares, then in lieu of making the cash exercise payment, the holder may elect to exercise the Warrant on a “cashless” basis and receive a net number of Warrant Shares determined according to a formula set forth in the common stock Purchase Warrant.

The Company evaluated the Warrant in accordance with ASC 815-40 and determined that they are indexed to the Company’s own stock and meet the criteria for equity classification. Accordingly, the Warrant was recorded in additional paid-in capital at their issuance-date fair value and are not subsequently remeasured.

The Warrant was issued in connection with common stock and the proceeds were allocated between the warrant and the related financial instrument based on their relative fair values within additional paid-in capital.